AXP(SM)
Growth Fund

1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) ruler

The goal of AXP Growth Fund is to provide shareholders with long-term capital growth. The Fund primarily invests in common stocks and securities convertible into common stocks that appear to offer growth opportunities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

Going for Growth
In the long run, a company's stock price usually reflects its business fortunes. Therefore, if a company thrives, its stock tends to follow suit. That's why many long-term investors, including AXPGrowth Fund, focus on growth stocks -- those of companies that enjoy rising sales and profits. While there will be interruptions along the way, patient investors look forward to sharing in that same prosperity.

AXP Growth Fund              (This annual report is not part of the prospectus.)

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report (Fund)      11
Financial Statements(Fund)               12
Notes to Financial Statements (Fund)     15
Independent Auditors' Report
  (Portfolio)                            20
Financial Statements(Portfolio)          21
Notes to Financial Statements
  (Portfolio)                            24
Investments in Securities                28
Federal Income Tax Information           34

1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                               3p
Goal                                   3p
Investment Strategy                    3p
Risks                                  4p
Past Performance                       5p
Fees and Expenses                      7p
Management                             8p
Buying and Selling Shares              8p
Valuing Fund Shares                    8p
Investment Options                     9p
Purchasing Shares                     10p
Sales Charges                         13p
Exchanging/Selling Shares             17p
Distributions and Taxes               22p
Personalized Shareholder
  Information                         23p
Master/Feeder Structure               24p
About the Company                     25p
Quick Telephone Reference             27p
Financial Highlights                  28p

(This annual report is not part of the prospectus.)         Annual Report - 1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new  shareholder  service and distribution plan.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.

Arne H. Carlson


(picture of) Mitzi Malevich
Mitzi Malevich
Portfolio manager

From the Portfolio Manager
Despite a severe setback at the outset of the period, AXP Growth Fund enjoyed a very productive fiscal year. For the 12 months -- August 1998 through July 1999 -- the total return from the Fund's Class A shares was 20.49%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by a like amount at that time.)

As the period began, the fallout from crumbling economies in Asia, Russia and Latin America was taking a toll on U.S. stocks. The prevailing view was that American companies' profits would suffer because of reduced business overseas, and that technology-related companies -- a core area of investment for the Fund -- were especially vulnerable. The result was heavy stock-selling that, in August alone, drove the Fund's value down by nearly 20%.

But, in another display of the remarkable resilience it has shown in recent years, the market eventually righted itself and began a tentative advance. Soon, buoyed by three reductions in short-term interest rates by the Federal Reserve Board last fall, the recovery turned into a roaring rally that lasted until spring. From that point, a steady rise in long-term interest rates kept stocks off balance much of the time.

TECH LEADS THE WAY
Leading the list of top contributors for the period as a whole were technology/telecommunications stocks, easily the largest investment exposure for the Fund. Prominent performers included Microsoft, Cisco Systems, MCI Worldcom, EMC and Tellabs. Early in the period, I increased the technology exposure by adding to several holdings that had experienced price declines. That additional buying, along with subsequent substantial price run-ups in a number of stocks, pushed the technology/telecommunications exposure to more than 50% of total Fund assets at times. Most of the rest of the portfolio consisted of health care, financial services, retailing and utilities stocks.

Also working in the Fund's favor was the Fund's fundamental focus on large-capitalization stocks, which most often led the market's advances during the 12 months. Late in the period, these "large-caps" sometimes gave way to small and mid-cap issues as investors began to shy away from the lofty prices carried by many large-caps.

As the new fiscal year begins, I expect the stock market to remain quite volatile as investors try to sort out several factors, the most important being the strength of corporate earnings, the future rate of inflation and, therefore, the direction of interest rates, and the potential impact of the Y2K computer bug on the economy. My view is that the good news ultimately will outweigh the bad, and that investments in robust companies that participate in fast-growing areas of the economy will prove rewarding.

Mitzi Malevich
(This annual report is not part of the prospectus.)         Annual Report - 1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                            $42.14
July 31, 1998                                            $36.58
Increase                                                 $ 5.56

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                              $   --
From capital gains                                       $ 1.70
Total distributions                                      $ 1.70
Total return*                                           +20.49%**
 Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                            $40.65
July 31, 1998                                            $35.61
Increase                                                 $ 5.04

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                              $   --
From capital gains                                       $ 1.70
Total distributions                                      $ 1.70
Total return*                                           +19.58%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                            $42.37
July 31, 1998                                            $36.74
Increase                                                 $ 5.63

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                              $   --
From capital gains                                       $ 1.70
Total distributions                                      $ 1.70
Total return*                                           +20.59%**

*The prospectus discusses the effect of sales charge, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

AXP Growth Fund              (This annual report is not part of the prospectus.)

The 10 Largest Holdings

                                  Percent                    Value
                              (of net assets)        (as of July 31, 1999)
 Cisco Systems                       5.52%               $385,174,999
 Tellabs                             5.47                 381,687,500
 Microsoft                           5.17                 360,412,500
 Texas Instruments                   4.75                 331,200,000
 Intl Business Machines              4.69                 326,787,500
 MCI WorldCom                        4.61                 321,750,000
 EMC                                 4.52                 314,925,000
 Citigroup                           3.36                 233,953,125
 Applied Materials                   3.10                 215,812,500
 Intel                               2.97                 207,000,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

                    The 10 holdings listed here
                    make up 44.16% of net assets

(This annual report is not part of the prospectus.)         Annual Report - 1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP Growth Fund              (This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How $10,000 has grown in AXP Growth Fund

                                                                         X
                                                                     $52,718
                                                                 AXP Growth Fund
                                                                     Class A
$50,000

                                                                  Lipper Growth
                                                                   Fund Index
$40,000
                                                         X
                                                   S&P 500 Index
$30,000

$20,000

$9,500


8/1/89  7/90  7/91  7/92  7/93  7/94  7/95  7/96   7/97      7/98     7/99

Average annual total return (as of July 31, 1999)
                1 year           5 years          10 years      Since inception*
 Class A        +14.46%          +23.95%           +18.09%               --%
 Class B        +14.58%              --%               --%           +24.81%
 Class Y        +20.59%              --%               --%           +26.12%

*Inception date was March 20, 1995.

Assumes: Holding period from 8/1/89 to 7/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $35,489. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited unmanaged performance indexes, the Standard & Poor's 500 Index (S&P500 Index) and the Lipper Growth Fund Index. In comparing AXPGrowth Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performancereflects the maximum sales charge of 5%, while suchcharges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Growth Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this fund, although some funds in the index may have somewhat different investment policies or objectives.

AXP Growth Fund              (This annual report is not part of the prospectus.)

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Growth Fund
Fiscal year ended July 31, 1999

Class A

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1998                                 $1.70069
Total distribution                            $1.70069

Class B

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1998                                 $1.70069
Total distribution                            $1.70069

Class Y

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 23, 1998                                 $1.70069
Total distribution                            $1.70069

AXP Growth Fund             (This annual report is not part of the prospectus.)

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

S-6455 P (9/99)

AXP Growth Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors

AXP(SM)Research
Opportunities
Fund

1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) ruler

The goal of AXP Research Opportunities Fund is long-term growth of capital. The Fund primarily invests in securities of companies that comprise the Standard & Poor's 500 Index (S&P 500 Index) that are believed to be undervalued or are believed to offer potential for long-term growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

The Rewards of Research

Behind every decision to buy or sell a stock is information -- in most cases, information gathered by a research analyst. AXP Research Opportunities Fund is designed to make the most of that research by investing only in Standard & Poor's 500 stocks that carry our analysts' highest rating. The intention is to construct a portfolio that has the potential to outperform the stock market as a whole.

AXP Research Opportunities Fund
(This annual report is not part of the prospectus.)

Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                        4
From the Portfolio Managers                              4
Fund Facts                                               6
The 10 Largest Holdings                                  7
Making the Most of the Fund                              8
The Fund's Long-term Performance                         9
Independent Auditors' Report (Fund)                     10
Financial Statements(Fund)                              11
Notes to Financial Statements (Fund)                    14
Independent Auditors' Report
  (Portfolio)                                           19
Financial Statements(Portfolio)                         20
Notes to Financial Statements
  (Portfolio)                                           23
Investments in Securities                               27
Federal Income Tax Information                          33


1999 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                              3p
Goal                                                  3p
Investment Strategy                                   3p
Risks                                                 5p
Past Performance                                      6p
Fees and Expenses                                     8p
Management                                            9p
Buying and Selling Shares                             9p
Valuing Fund Shares                                   9p
Investment Options                                   10p
Purchasing Shares                                    11p
Sales Charges                                        14p
Exchanging/Selling Shares                            18p
Distributions and Taxes                              23p
Personalized Shareholder
  Information                                        24p
Master/Feeder Structure                              25p
About the Company                                    26p
Quick Telephone Reference                            28p
Financial Highlights                                 29p

(This annual report is not part of the prospectus.)          Annual Report-1999

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new  shareholder  service and distribution plan.
o A change in the investment management services agreement.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Keith Tufte
Keith Tufte
Portfolio manager

(picture of) Jim Johnson
Jim Johnson
Portfolio manager

From the Portfolio Managers
AXP Research Opportunities Fund recovered from a bad start to produce a solid gain for the past fiscal year. For the 12 months -- August 1998 through July 1999 -- the total return from the Fund's Class A shares was 19.21%. (Part of the return was in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The stock market was in rapid retreat when the period began last year, as worries about a possible slump in corporate profits fueled widespread stock-selling. Most of the damage was done by the end of August, but by that time the Fund had lost more than 15% of its value.

Investors' moods brightened in the fall, though, as three reductions in short-term interest rates by the Federal Reserve restored some calm to the financial markets. Stocks wasted little time in responding, as they began a resolute advance that not only made up for the late-summer swoon but took the market to an all-time high in early January. The Fund largely kept up with the powerful pace of the market, gaining more than 30% from September through the end of the period in January.

From that point, a rise in long-term interest rates made the going tougher for the market. Still, the Fund was able to gain a little ground overall during the final six months of the period.

LARGE-CAPS LEAD AGAIN
As has been the case in recent years, large-capitalization growth stocks most often led the way during the market's advances. That worked to the advantage of the Fund, as it focuses on stocks of companies in the Standard & Poor's 500, a representative index of large-cap stocks. Among the Fund's biggest holdings for the period were: General Electric, Warner Lambert, Coca-Cola, Bristol Myers Squibb, Intel, MCI Worldcom, Pfizer, Lucent and Wal-Mart.

On a stock sector basis, the largest investment (about a quarter of assets) was in consumer non-cyclical stocks, which include the food, beverage and pharmaceutical areas. The rest of the portfolio was largely made up of technology (including computers, telecommunications), financial services (insurance, brokerage), consumer cyclical (retailing, housing) and utilities (electricity, telephone service).

Looking toward the current fiscal year, the investment environment has changed somewhat. While corporate profits are still generally good, the economy remains healthy and inflation has yet to pick up in a meaningful way, long-term interest rates are considerably higher than they were several months ago. While that doesn't guarantee trouble for stocks, it could make gains more difficult to come by. In any event, the Fund's focus will continue to be on large-cap stocks that our securities analysts believe have the best performance potential given the market conditions.


Keith Tufte


Jim Johnson

(This annual report is not part of the prospectus.)          Annual Report-1999

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                          $7.94
July 31, 1998                                                          $6.98
Increase                                                               $0.96

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                                            $0.32
From capital gains                                                     $0.03
Total distributions                                                    $0.35
Total return*                                                        +19.21%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                          $7.76
July 31, 1998                                                          $6.88
Increase                                                               $0.88

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                                            $0.32
From capital gains                                                     $0.03
Total distributions                                                    $0.35
Total return*                                                        +18.31%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
July 31, 1999                                                          $7.96
July 31, 1998                                                          $7.01
Increase                                                               $0.95

Distributions -- Aug. 1, 1998 - July 31, 1999
From income                                                            $0.34
From capital gains                                                     $0.03
Total distributions                                                    $0.37
Total return*                                                        +19.34%**

*The prospectus discusses the effect of sales charges, if any, on the various classes.

**The  total  return  is  a  hypothetical   investment  in  the  Fund  with  all
distributions reinvested.

AXP Research Opportunities Fund
(This annual report is not part of the prospectus.)

The 10 Largest Holdings

                                        Percent                     Value
                                    (of net assets)        (as of July 31, 1999)
 General Electric                         4.51%                 $34,269,600
 Lucent Technologies                      2.93                   22,276,424
 Wal-Mart Stores                          2.79                   21,184,149
 Coca-Cola                                2.73                   20,735,438
 Cisco Systems                            2.57                   19,496,067
 Bank of America                          2.48                   18,820,697
 Intl Business Machines                   2.43                   18,463,493
 AT&T                                     2.39                   18,166,438
 MCI WorldCom                             2.31                   17,513,512
 Bristol-Myers Squibb                     2.24                   17,010,700

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart
                           The 10 holdings listed here
                           make up 27.38% of net assets

(This annual report is not part of the prospectus.)          Annual Report-1999

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP Research Opportunities Fund
(This annual report is not part of the prospectus.)

The Fund's Long-term Performance

How $10,000 has grown in AXP Research Opportunities Fund

$30,000

                                                      X
$20,000                                         S&P 500 Index
                                                                 X
                                                             $17,740
                                                 AXP Research Opportunities Fund
                                                             Class A

$10,000


$9,500

9/1/96  11/96  3/97  7/97  1/97  3/98  7/98  11/98   3/99     7/99

Average annual total return (as of July 31, 1999)

                        1 year                             Since inception*
 Class A                +13.25%                                 +20.29%
 Class B                +13.31%                                 +20.78%
 Class Y                +19.34%                                 +22.58%

*Inception date was August 19, 1996.

Assumes:Holding period from 9/1/96 to 7/31/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $2,219. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to a widely cited performance index, Standard & Poor's 500 Index the (S&P 500 Index). In comparing AXP Research Opportunities Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

(This annual report is not part of the prospectus.)          Annual Report-1999

Federal Income Tax Information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Research Opportunities Fund
Fiscal year ended July 31, 1999

Class A

Income distribution taxable as dividend income, 15.80% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.32443

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.02770
Total distributions                                             $0.35213

The distributions of $0.35213 per share, payable Dec. 23, 1998, consisted of $0.00336 derived from net investment income, $0.32107 from net short-term capital gains (a total of $0.32443 taxable as dividend income) and $0.02770 from net long-term capital gains.

(This annual report is not part of the prospectus.)          Annual Report-1999

Class B

Income distribution taxable as dividend income, 15.80% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.32107


Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.02770
Total distributions                                             $0.34877

The distributions of $0.34877 per share, payable Dec. 23, 1998, consisted of $0.32107 from net short-term capital gains and $0.02770 from net long-term capital gains.

AXP Research Opportunities Fund
(This annual report is not part of the prospectus.)

Class Y

Income distribution taxable as dividend income, 15.80% qualifying for deduction by corporations.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.34035

Capital gain distribution taxable as long-term capital gain.

Payable date                                                   Per share

Dec. 23, 1998                                                   $0.02770
Total distributions                                             $0.36805

The distributions of $0.36805 per share, payable Dec. 23, 1998, consisted of $0.01928 derived from net investment income, $0.32107 from net short-term capital gains (a total of $0.34035 taxable as dividend income) and $0.02770 from net long-term capital gains.

(This annual report is not part of the prospectus.)          Annual Report-1999

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S-6356 E (9/99)

AXP Research Opportunities Fund
IDS Tower 10
Minneapolis, MN 55440-0010


AMERICAN EXPRESS Financial Advisors